Shareholder Report, Holdings (Details)	Jul. 31, 2024
PGIM Institutional Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Institutional Money Market Fund | Commercial Papers [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
PGIM Institutional Money Market Fund | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
PGIM Institutional Money Market Fund | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Institutional Money Market Fund | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Institutional Money Market Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Institutional Money Market Fund | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Institutional Money Market Fund | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Institutional Money Market Fund | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Institutional Money Market Fund | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Institutional Money Market Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
PGIM Core Ultra Short Bond Fund
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Ultra Short Bond Fund | A Minus 1 Plus Slash P Minus 1 [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%
PGIM Core Ultra Short Bond Fund | A Minus 1 Slash P Minus1 [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
PGIM Core Short-Term Bond Fund
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Short-Term Bond Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM Core Short-Term Bond Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
PGIM Core Short-Term Bond Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
PGIM Core Short-Term Bond Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
PGIM Core Short-Term Bond Fund | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Core Short-Term Bond Fund | Cash Equivalent [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%